Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [table]
Financial assets	€ 916,942
Financial assets	951,934	€ 916,942
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets	35,895	34,468
Additions	13,186	16,949
Amortisation	(46)	(9)
Transfers and reclassifications	(7)	(107)
Changes in unrealised revaluations	(1,296)	237
Impairments	(5)	(2)
Reversals of impairments	4	(4)
Disposals and redemptions	(17,750)	(14,571)
Exchange rate differences	651	(1,070)
Changes in the composition of the group and other changes	2	2
Financial assets	30,635	35,895
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of financial assets [table]
Financial assets	1,862	2,306
Additions	518	13
Transfers and reclassifications	(7)	(107)
Changes in unrealised revaluations	(88)	(283)
Disposals and redemptions	(19)	(13)
Exchange rate differences	191	(53)
Changes in the composition of the group and other changes	0	0
Financial assets	2,457	1,862
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Debt instruments [member]
Disclosure of financial assets [table]
Financial assets	34,033	32,163
Additions	12,669	16,936
Amortisation	(46)	(9)
Transfers and reclassifications		0
Changes in unrealised revaluations	(1,209)	520
Impairments	(5)	(2)
Reversals of impairments	4	(4)
Disposals and redemptions	(17,730)	(14,557)
Exchange rate differences	460	(1,017)
Changes in the composition of the group and other changes	2	2
Financial assets	€ 28,178	€ 34,033